UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4075
RIVERSOURCE INTERNATIONAL SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 10/31
Date of reporting period: 01/31

Portfolio of Investments
RiverSource Disciplined International Equity Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (85.9%)(c)

Issuer	Shares		Value(a)
Australia (7.8%)
AGL Energy	85,965	(d)	$1,050,748
Australia & New Zealand Banking Group	59,910		1,146,051
Australian Stock Exchange	8,294		249,306
BHP Billiton	233,048		8,098,595
BlueScope Steel	306,937		707,047
Coca-Cola Amatil	65,147		629,173
Commonwealth Bank of Australia	239,021		11,202,602
CSL	12,577		345,565
Dexus Property Group	410,691	(d)	298,623
Fairfax Media	466,733	(d)	708,569
Foster’s Group	99,169		467,487
GPT Group	1,046,228		521,319
Leighton Holdings	19,534	(d)	656,145
Macquarie Atlas Roads Group	81,059	(b)	65,946
Macquarie Group	23,353	(d)	1,027,342
Macquarie Infrastructure Group	405,296		433,548
MAp Group	156,426		382,470
Mirvac Group	675,918		860,248
Natl Australia Bank	55,138	(d)	1,280,663
OneSteel	246,405		669,980
Orica	34,098		725,464
OZ Minerals	509,682	(b)	474,412
Qantas Airways	271,919		681,562
Rio Tinto	69,450		4,150,910
Stockland	302,133		988,190
Tatts Group	239,141		485,472
Telstra	509,287		1,501,831
Wesfarmers	29,063		706,016
Wesfarmers	55,191		1,338,340
Woolworths	92,388		2,107,730
WorleyParsons	23,491		485,497

Total			44,446,851

Austria (0.6%)
Erste Group Bank	37,601		1,419,241
OMV	28,720		1,131,015
voestalpine	24,364		852,904

Total			3,403,160

Belgium (1.6%)
Anheuser-Busch InBev	69,371		3,461,252
Belgacom	40,572		1,476,369
Delhaize Group	14,713		1,153,172
Dexia	89,650	(b)	554,195
Fortis	339,752	(b)	1,195,854
Groupe Bruxelles Lambert	10,330		943,507
KBC Groep	12,749	(b)	548,778

Total			9,333,127

Issuer	Shares		Value(a)
Bermuda (0.2%)
SeaDrill	43,950		997,698

Brazil (1.3%)
All America Latina Logistica Unit	2,800		22,317
B2W Companhia Global Varejo	3,400		68,197
Banco do Brasil	14,500		215,070
Banco Estado Rio Grande Sul	12,600		87,126
BM&FBOVESPA	33,900		227,789
Bradespar	6,000		122,945
Brasil Telecom	1,728		11,940
Brasil Telecom ADR	1,500		31,365
Braskem ADR	7,200	(b,d)	100,152
Centrais Eletricas Brasileiras ADR	8,600		183,008
Centrais Eletricas Brasileiras Series B	7,800		142,866
Cia Brasileira de Distribulcao Grupo Pao de Ac ADR	500	(d)	33,360
Cia Energetica de Minas Gerais ADR	14,500		241,715
Cia Energetica Sao Paulo Series B	4,600		57,036
Cia Paranaense Energia ADR	5,700	(d)	115,995
Cia Saneamento Basico Estado Sao Paulo ADR	7,600		258,780
Companhia Siderurgica Nacional ADR	17,400		506,688
CPFL Energia ADR	1,800	(d)	106,362
Cyrela Brazil Realty	10,600		121,079
EDP Energias do Brasil	5,400		100,760
Eletrobras ADR	1,600		29,168
Empresa Brasileira de Aeronautica ADR	8,400	(d)	178,332
Gerdau	12,000		123,515
Gerdau ADR	24,800		333,560
Itaú Unibanco Holding ADR	43,000		823,880
JBS	18,100		89,234
Lojas Americanas	11,900		83,102
Metalurgica Gerdau	21,000		347,395
MRV Engenharia e Participacoes	16,200		103,895
Petroleo Brasileiro ADR	19,100		689,128
Petroleo Brasileiro ADR	8,400		340,788
Tele Norte Leste Participacoes	1,000		21,056
Tele Norte Leste Participacoes ADR	11,200		199,583
Telemar Norte Leste Series A	1,100		31,958
Tim Participacoes ADR	900		23,643
Usinas Siderurgicas de Minas Gerais Series A	11,500		301,082
Usinas Siderurgicas Minas Gerais	9,300		243,680
Vale ADR	30,000		677,401
Vale ADR	10,300	(d)	265,637

Total			7,660,587

Cayman Islands (—%)
Alibaba.com	28,000		62,861

China (0.6%)
Air China Series H	92,000	(b,d)	76,282
Aluminum Corp of China ADR	5,000	(b,d)	124,050
Angang Steel Series H	28,000	(d)	48,275
ANTA Sports Products	18,000		23,634
BYD Series H	31,000	(b)	224,473
China Coal Energy Series H	64,000		96,851
China COSCO Holdings Series H	200,000		235,565
China Natl Building Material Series H	10,000		16,525
China Petroleum & Chemical ADR	4,400	(d)	341,836
China Shenhua Energy Series H	100,500		428,395

Issuer	Shares		Value(a)
China Shipping Container Lines Series H	175,000	(b,d)	65,587
China Shipping Development Series H	116,000		181,657
China Telecom ADR	12,600	(d)	516,978
Country Garden Holdings	61,000		19,908
Dongfeng Motor Group	132,000		171,516
Fosun Intl	32,000		22,514
Guangzhou R&F Properties Series H	20,000		28,128
Harbin Power Equipment Cl H	240,000		191,344
Jiangxi Copper Series H	64,000	(d)	127,787
Li Ning	12,500	(d)	37,981
Maanshan Iron & Steel Series H	82,000	(b,d)	49,106
Weichai Power Series H	24,000		173,146
Yanzhou Coal Mining ADR	8,400		163,128
Zijin Mining Group Series H	62,000		50,343

Total			3,415,009

Denmark (0.8%)
A P Moller — Maersk Series A	82		614,117
A P Moller — Maersk Series B	206	(d)	1,607,816
Carlsberg Series B	8,632		643,882
Danske Bank	82,213	(b)	1,953,073

Total			4,818,888

Finland (1.1%)
Kesko Series B	15,107		485,789
Metso	29,412		986,964
Neste Oil	15,598		255,146
Nokia	143,837	(d)	1,973,459
Outokumpu	24,735		446,358
Stora Enso Series R	149,668	(b,d)	918,893
UPM-Kymmene	120,168		1,317,719

Total			6,384,328

France (7.2%)
Air France-KLM	43,656	(b,d)	711,271
AXA	43,782		901,377
BNP Paribas	83,698		5,978,264
Bouygues	20,616		1,014,797
Carrefour	14,400		702,465
Casino Guichard Perrachon	4,041	(d)	331,520
Compagnie de Saint-Gobain	73,548	(d)	3,512,916
Credit Agricole	55,022	(d)	862,392
France Telecom	174,972		4,011,030
GDF Suez	48,741		1,842,691
Klepierre	10,737		399,924
Lafarge	41,351	(d)	3,058,452
Lagardere	12,164		471,261
Natixis	301,958	(b)	1,392,076
Peugeot	43,476	(b)	1,411,116
Renault	48,134	(b)	2,259,279
Sanofi-Aventis	83,665		6,185,665
Technip	9,544		652,344
Total	26,155		1,511,366
Vallourec	5,978		1,028,090
Veolia Environnement	20,957	(d)	687,986
Vivendi	73,454		1,909,424

Total			40,835,706

Issuer	Shares		Value(a)
Germany (3.5%)
BASF	24,934		1,411,229
BMW	20,129		630,846
BMW	64,839	(d)	2,768,747
Commerzbank	74,903	(b,d)	580,224
Daimler	20,629		948,895
Deutsche Bank	62,867	(d)	3,834,841
Deutsche Boerse	16,547	(d)	1,087,861
Deutsche Lufthansa	46,554		746,200
Deutsche Postbank	12,547	(b)	379,784
HeidelbergCement	21,729		1,308,434
MAN	9,484		634,953
Metro	12,431	(d)	682,629
Porsche Automobil Holding	12,098		690,004
Salzgitter	3,144		278,186
ThyssenKrupp	55,426	(d)	1,761,185
Volkswagen	28,083	(d)	2,280,054

Total			20,024,072

Greece (0.9%)
Alpha Bank	81,219	(b)	779,440
Coca-Cola Hellenic Bottling	21,395		490,288
EFG Eurobank Ergasias	60,415	(b)	514,652
Hellenic Petroleum	23,812		293,936
Natl Bank of Greece	111,928	(b)	2,446,290
Piraeus Bank	49,332	(b)	416,743

Total			4,941,349

Hong Kong (3.0%)
Agile Property Holdings	72,000		89,660
BOC Hong Kong Holdings	436,500		907,233
Chaoda Modern Agriculture Holdings	394,000		385,073
Cheung Kong Holdings	166,000		1,953,329
Cheung Kong Infrastructure Holdings	123,000		457,582
China Everbright	22,000		51,619
China Mobile ADR	18,800	(d)	882,660
China Resources Land	32,000		57,499
Citic Pacific	37,000		78,350
CLP Holdings	270,500	(d)	1,831,071
CNPC Hong Kong	56,000		69,275
COSCO Pacific	152,000		220,761
Denway Motors	204,000		116,247
Hong Kong Exchanges and Clearing	106,700		1,799,254
Hongkong Electric Holdings	297,000	(d)	1,662,199
Hutchison Whampoa	145,000		986,341
Kerry Properties	149,500		661,313
Lenovo Group	310,000		211,944
Link REIT	114,000		273,540
Nine Dragons Paper Holdings	18,000		25,068
Orient Overseas Intl	119,500		811,482
Shanghai Industrial Holdings	33,000		153,146
Shimao Property Holdings	71,000		108,177
Sun Hung Kai Properties	123,000		1,574,309
Swire Pacific Series A	80,000		868,074
Wharf Holdings	142,000		700,811

Total			16,936,017

Hungary (0.2%)
Magyar Telekom Telecommunications	20,819		75,032
MOL Magyar Olaj-es Gazipari	4,402	(b,d)	407,385
OTP Bank	19,178	(b,d)	563,830

Total			1,046,247

Issuer	Shares		Value(a)
India (0.3%)
Infosys Technologies ADR	4,100		212,831
Reliance Inds GDR	4,840	(e)	218,659
Satyam Computer Services ADR	45,900	(b,d)	224,451
Sterlite Inds India ADR	26,500		422,675
Tata Motors ADR	28,800	(d)	421,344
Wipro ADR	13,700	(d)	269,753

Total			1,769,713

Indonesia (0.2%)
Aneka Tambang	118,000		26,533
Astra Agro Lestari	9,500		24,033
Bumi Resources	821,000		214,521
Indocement Tunggal Prakarsa	16,000		22,919
Indofood Sukses Makmur	574,500		219,581
Intl Nickel Indonesia	61,500		23,281
PT Astra Intl	69,500		265,834
United Tractors	55,500		99,006

Total			895,708

Ireland (0.5%)
CRH	122,300		2,953,963

Israel (0.1%)
Bank Hapoalim	29,446	(b)	126,096
Bank Leumi Le-Israel	66,691	(b)	285,700
Delek Group	350		77,558
Discount Investment	2,834		66,946
Israel Corp	37	(b)	27,005
Israel Discount Bank Series A	38,061	(b)	85,647
Teva Pharmaceutical Inds ADR	2,500		141,800

Total			810,752

Italy (4.4%)
Banca Monte dei Paschi di Siena	155,397		251,315
Enel	852,602		4,582,786
Eni	317,304		7,373,501
Fiat	62,762	(b)	786,416
Intesa Sanpaolo	152,215	(b)	579,344
Parmalat	316,940		794,393
Telecom Italia	1,066,888		1,594,952
Telecom Italia	1,429,049	(d)	1,659,717
UniCredit	2,248,573		6,199,785
Unione di Banche Italiane	79,364		1,089,200

Total			24,911,409

Japan (9.4%)
Aisin Seiki	30,500		804,871
Canon	68,300		2,669,863
Dai Nippon Printing	85,000	(d)	1,165,642
DENSO	64,100		1,883,326
Fuji Heavy Inds	64,000	(b)	300,682
FUJIFILM Holdings	54,600		1,748,861
Honda Motor	123,800		4,195,705
ITOCHU	71,000		554,296

Issuer	Shares		Value(a)
JFE Holdings	24,900		865,837
KDDI	349		1,839,770
Kyocera	17,100		1,547,745
Mazda Motor	216,000	(b)	585,986
Mitsubishi	39,700		960,048
Mitsubishi Chemical Holdings	108,000		449,928
Mitsubishi Tanabe Pharma	31,000	(d)	439,181
Mitsui & Co	83,000		1,220,869
Mitsui OSK Lines	88,000		548,580
Murata Mfg	26,600		1,459,415
Nippon Express	189,900		795,944
Nippon Mining Holdings	96,000		413,419
Nippon Oil	76,000		355,150
Nippon Paper Group	10,700		279,372
Nippon Telegraph & Telephone	61,100		2,571,478
Nippon Yusen Kabushiki Kaisha	154,000		531,715
Nissan Motor	290,100	(b)	2,358,301
Nisshin Seifun Group	34,500	(d)	460,984
NTT DoCoMo	657		983,523
Ono Pharmaceutical	10,400		462,800
Osaka Gas	125,000		440,101
Panasonic	106,800		1,668,772
Ricoh	93,000	(d)	1,331,337
Rohm	12,200		822,092
Sekisui House	61,000		576,087
Sharp	71,000		847,786
Shin-Etsu Chemical	28,000		1,464,488
SMC	6,700	(d)	808,798
Sony	13,400		446,937
Sumitomo	192,600		2,168,257
Takeda Pharmaceutical	29,200		1,280,953
TDK	9,500		613,692
Toyo Seikan Kaisha	43,400		611,806
Toyota Inds	20,600		603,974
Toyota Motor	176,000		6,769,953
Yamaha Motor	39,000		530,949

Total			53,439,273

Luxembourg (1.0%)
ArcelorMittal	142,600		5,519,652

Malaysia (0.1%)
Genting Malaysia	263,100		213,910
IJM	17,600		23,700
Malayan Banking	39,100		77,690
Tanjong	21,800		110,986
Telekom Malaysia	18,200		16,647
YTL Power Intl	40,700		26,161

Total			469,094

Malta (—%)
BGP Holdings	2,232,232	(b,e)	3

Mexico (0.4%)
Alfa Series A	41,300		266,469
America Movil ADR Series L	1,800		78,570
Carso Global Telecom	5,200	(b)	22,958
CEMEX ADR	49,900	(b)	458,581
Desarrolladora Homex ADR	2,900	(b)	88,885

Issuer	Shares		Value(a)
Grupo Financiero Banorte Series O	88,100	(d)	289,232
Grupo Mexico Series B	162,500		330,012
Telefonos de Mexico ADR Series L	2,600		41,990
Urbi Desarrollos Urbanos	38,700	(b)	80,725
Wal-Mart de Mexico Series V	81,200		360,181

Total			2,017,603

Netherlands (8.6%)
Aegon	261,742	(b,d)	1,563,826
Akzo Nobel	10,212		607,799
Corio	8,350		512,453
Heineken	13,618		671,790
ING Groep	613,724	(b)	5,746,468
Koninklijke Ahold	143,959		1,808,702
Koninklijke DSM	26,924		1,254,688
Koninklijke Philips Electronics	57,376		1,732,398
Royal Dutch Shell Series A	751,621		20,771,952
Royal Dutch Shell Series B	535,529		14,244,015

Total			48,914,091

New Zealand (0.1%)
Fletcher Building	88,666		492,413

Norway (1.2%)
DNB NOR	325,477	(b)	3,677,002
Norsk Hydro	187,450	(b,d)	1,360,036
Telenor	54,800	(b)	712,519
Yara Intl	29,850		1,246,761

Total			6,996,318

Poland (0.2%)
Bank Millennium	23,194	(b)	33,438
Bank Pekao	1,725	(b)	99,735
Bank Zachodni	491	(b)	29,587
Getin Holding	10,068	(b)	31,253
Grupa Lotos	3,255	(b)	30,873
KGHM Polska Miedz	13,807		453,545
Polski Koncern Naftowy Orlen	27,978	(b)	319,783
Powszechna Kasa Oszczednosci Bank Polski	9,119		121,043
Telekomunikacja Polska	27,296		150,849

Total			1,270,106

Russia (0.5%)
Gazprom ADR	47,677		1,156,085
Gazprom Neft ADR	3,262	(d)	79,259
LUKOIL ADR	14,330	(b)	783,660
Mechel ADR	13,800		273,102
MMC Norilsk Nickel ADR	4,486	(b)	68,981
Mobile Telesystems ADR	1,200		57,336
Tatneft ADR	10,378		319,301
Vimpel-Communications ADR	14,700		266,658
Wimm-Bill-Dann Foods ADR	2,000	(b)	41,560

Total			3,045,942

Singapore (0.9%)
CapitaLand	216,000		587,364
Genting Singapore	1,125,400	(b,d)	844,255
Golden Agri-Resources	1,957,000	(b)	719,538

Issuer	Shares		Value(a)
Neptune Orient Lines	305,000		372,321
Singapore Airlines	107,000		1,047,055
United Overseas Bank	65,000		833,395
Wilmar Intl	214,000	(d)	998,629

Total			5,402,557

South Africa (0.5%)
ABSA Group	21,110		369,529
ArcelorMittal South Africa	2,213		30,356
Aveng	8,591		39,871
Bidvest Group	5,033		86,353
FirstRand	103,637	(d)	251,214
Foschini	3,633		26,683
Impala Platinum Holdings	3,891		99,780
Imperial Holdings	6,271		65,483
Investec	10,645		75,325
Nedbank Group	5,896		93,737
Remgro	35,738		420,881
RMB Holdings	35,048		141,161
Sanlam	26,833		80,138
Sappi	21,643	(b)	92,087
Sasol ADR	4,100	(d)	150,060
Standard Bank Group	12,536		177,806
Steinhoff Intl Holdings	106,948	(b)	270,931
Telkom	17,082		73,906
Tiger Brands	3,611		83,635

Total			2,628,936

South Korea (1.2%)
Busan Bank	21,540		210,620
Daegu Bank	10,950		139,562
Daelim Industrial	1,397		91,883
GS Engineering & Construction	744		56,712
Hana Financial Group	7,730	(b)	220,153
Hanwha	2,200		88,196
Hynix Semiconductor	9,210	(b)	178,983
Hyosung	580		40,375
Hyundai Development	1,760		54,315
Hyundai Heavy Inds	901		144,407
Hyundai Mipo Dockyard	629		58,636
Hyundai Mobis	1,645		208,473
Hyundai Motor	6,715		648,593
Hyundai Steel	2,439		178,337
Industrial Bank of Korea	15,160	(b)	170,777
KB Financial Group ADR	13,100	(b)	559,894
Kia Motors	4,850	(b)	80,887
Korea Electric Power ADR	5,200	(b)	84,500
Korea Exchange Bank	14,070		159,164
Korea Gas	1,230		54,783
KT ADR	19,081		403,182
KT&G	3,727		216,519
LG Display ADR	8,200		133,004
LG Telecom	9,600		74,176
NHN	315	(b)	46,751
Samsung Electro-Mechanics	955		79,863
Samsung Electronics	784		344,966
Samsung Electronics GDR	1,376	(e)	471,468
Samsung Engineering	422		41,013
Samsung Techwin	804		52,364

Issuer	Shares		Value(a)
Shinhan Financial Group ADR	8,600		595,807
SK	1,089		77,981
SK Energy	554		50,301
SK Telecom ADR	25,800		447,114
S-Oil	1,112		49,195
Woori Finance Holdings	15,230	(b)	174,697

Total			6,687,651

Spain (7.3%)
Banco Bilbao Vizcaya Argentaria	316,520		4,824,194
Banco Santander	1,553,679	(d)	22,184,798
Inditex	5,981		376,428
Repsol YPF	227,809		5,381,036
Telefonica	377,227		9,035,369

Total			41,801,825

Sweden (2.2%)
Atlas Copco Series A	63,596	(d)	862,510
Electrolux Series B	44,168	(b,d)	1,040,938
Hennes & Mauritz Series B	14,016		825,116
Investor Cl B	13,054		229,883
Nordea Bank	229,244	(d)	2,103,261
Sandvik	79,853		868,014
Skandinaviska Enskilda Banken Series A	260,332	(b)	1,542,360
SSAB Series A	35,206		569,251
SSAB Svenskt Stal Series B	28,900		427,944
Svenska Cellulosa Series B	104,044		1,402,259
Svenska Handelsbanken Series A	26,637		694,326
Swedbank	77,264	(b)	665,061
TELE2 Series B	35,543		500,914
Volvo Series B	116,352		980,405

Total			12,712,242

Switzerland (3.9%)
Compagnie Financiere Richemont Series A	86,628		2,934,720
Credit Suisse Group	30,402		1,315,352
Novartis	137,207		7,344,004
Sonova Holding	6,123		757,984
STMicroelectronics	98,904	(d)	809,835
Swatch Group	2,442		638,485
Swiss Life Holding	5,434	(b)	683,663
Swiss Reinsurance	54,434		2,353,618
Xstrata	330,287	(b)	5,358,682

Total			22,196,343

Taiwan (0.9%)
Asustek Computer	88,000		169,874
AU Optronics ADR	31,200	(d)	341,327
Catcher Technology	88,000		197,041
Chang Hwa Commercial Bank	477,000		214,813
Chi Mei Optoelectronics	283,000	(b)	220,097
China Steel	379,000		384,143
Chunghwa Picture Tubes	437,000	(b)	53,247
Chunghwa Telcom ADR	23,455		445,167
Compal Electronics	68,000		94,287
Epistar	7,000		22,058
Evergreen Marine	33,000	(b)	19,049
Far Eastern Department Stores	21,000		19,981
Far Eastern New Century	50,000		54,654

Issuer	Shares		Value(a)
Far Eastone Telecommunications	194,000		234,946
Formosa Chemicals & Fibre	97,000		209,474
Formosa Taffeta	49,000		35,736
HannStar Display	235,000	(b)	52,997
InnoLux Display	31,000		50,780
Inventec	383,000		218,625
Kinsus Interconnect Technology	7,000		17,436
Lite-On Technology	136,000		172,449
Macronix Intl	40,000		22,250
Mega Financial Holding	270,000		145,293
MiTAC Intl	50,000		22,912
Nan Ya Plastics	130,000		243,042
Nan Ya Printed Circuit Board	27,000		113,919
Novatek Microelectronics	18,000		52,771
Pou Chen	54,000		40,520
Powertech Technology	16,000		50,877
Qisda	108,000	(b)	55,833
Siliconware Precision Inds ADR	3,500		23,625
Taishin Financial Holding	41,954	(b)	16,149
Taiwan Cooperative Bank	362,000		211,290
Taiwan Fertilizer	6,000		19,534
Taiwan Semiconductor Mfg ADR	11,000		111,760
Tatung	410,000	(b)	89,121
Teco Electric & Machinery	52,000		20,959
Tripod Technology	72,000		245,981
U-Ming Marine Transport	80,000		152,257
Unimicron Technology	40,000		48,398
United Microelectronics	382,000	(b)	188,843
Wan Hai Lines	39,000	(b)	19,492
Wistron	50,000		94,411
Yang Ming Marine Transport	65,000		23,305
Yuanta Financial Holding	133,000		84,383
Yulon Motor	35,000		35,130

Total			5,360,236

Turkey (0.2%)
Asya Katilim Bankasi	22,259	(b)	57,831
Eregli Demir ve Celik Fabrikalari	12,088		38,104
Haci Omer Sabanchi Holding	14,932		64,141
Koc Holding	26,342		89,236
Tupras Turkiye Petrol Rafinerileri	9,494		195,586
Turk Sise ve Cam Fabrikalari	29,106		37,635
Turkcell ADR	2,100		38,199
Turkiye Garanti Bankasi	63,462		266,317
Turkiye Halk Bankasi	8,695		59,096
Turkiye Is Bankasi Series C	6,995		30,745
Turkiye Vakiflar Bankasi Tao Series D	90,802	(b)	240,840

Total			1,117,730

United Kingdom (13.0%)
3i Group	120,483		505,285
Anglo American	69,804	(b)	2,560,861
Antofagasta	47,279		656,202
Associated British Foods	38,157		535,984
AstraZeneca	104,024		4,827,817
Barclays	2,102,554		8,985,210
BP	436,363		4,070,775
British American Tobacco	33,548		1,108,785
BT Group	219,062		478,014

Issuer	Shares		Value(a)
Carnival	21,667	(b)	778,870
Eurasian Natural Resources	46,965		674,411
Home Retail Group	256,471		1,041,240
HSBC Holdings	189,803		2,031,693
J Sainsbury	129,986		668,454
Kazakhmys	80,796	(b)	1,550,734
Kingfisher	209,687		706,235
Lloyds Banking Group	7,616,528	(b)	6,122,476
Man Group	122,787		460,129
Marks & Spencer Group	215,985		1,195,661
Next	18,986		591,965
Old Mutual	1,164,353	(b)	1,919,390
Pearson	51,988		736,104
Prudential	120,684		1,105,172
Rio Tinto	72,700		3,544,780
Royal Bank of Scotland Group	1,487,160	(b)	755,513
SABMiller	59,395		1,615,011
Scottish & Southern Energy	31,643		589,673
Standard Chartered	51,543		1,187,078
Tomkins	79,151		236,813
Vedanta Resources	17,914		687,041
Vodafone Group	9,892,605		21,132,005
Wolseley	47,762	(b)	1,050,675

Total			74,110,056

Total Common Stocks (Cost: $578,058,923)			$489,829,516

Exchange Traded Funds (7.4%)

	Shares		Value(a)
United States
iShares MSCI Emerging Markets Index Fund	555,840	(d)	$21,266,438
Vanguard Emerging Markets ETF	549,445		21,032,755

Total Exchange Traded Funds (Cost: $42,137,713)			$42,299,193

Preferred Stocks & Other (—%)(c)

Issuer	Shares		Value(a)
Brazil (—%)
Eletropaulo Metropolitana Eletricidade Sao Paulo Series B	5,900		$111,802

Italy (—%)
Unione di Banche Italiane
Warrants	69,309	(b,e)	4,180

Total Preferred Stocks & Other (Cost: $133,840)			$115,982

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	1,682,247	(f)	$1,682,247

Total Money Market Fund (Cost: $1,682,247)			$1,682,247

Investments of Cash Collateral Received for Securities on Loan (11.8%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	67,213,496		$67,213,496

Issuer	Shares	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $67,213,496)		$67,213,496

Total Investments in Securities (Cost: $689,226,219)(g)		$601,140,434

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan.31, 2010:

	Percentage of net
Industry	assets	Value(a)
Aerospace & Defense	—%	$178,332
Airlines	0.6	3,262,370
Auto Components	0.6	3,500,644
Automobiles	4.9	27,835,140
Beverages	1.4	7,978,883
Biotechnology	0.1	345,565
Building Products	0.6	3,512,916
Capital Markets	1.3	7,302,657
Chemicals	1.4	7,888,135
Commercial Banks	18.2	103,075,339
Commercial Services & Supplies	0.2	1,165,642
Communications Equipment	0.3	1,973,459
Computers & Peripherals	0.2	1,288,156
Construction & Engineering	0.3	1,978,436
Construction Materials	1.5	8,311,287
Containers & Packaging	0.1	611,806
Distributors	—	65,483
Diversified Financial Services	2.0	11,213,084
Diversified Telecommunication Services	4.5	25,925,638
Electric Utilities	1.8	10,239,487
Electrical Equipment	—	212,303
Electronic Equipment, Instruments & Components	1.2	6,883,019
Energy Equipment & Services	0.4	2,135,539
Food & Staples Retailing	1.8	10,378,358
Food Products	0.8	4,352,644
Gas Utilities	0.1	494,884
Health Care Equipment & Supplies	0.1	757,984
Hotels, Restaurants & Leisure	0.4	2,322,507
Household Durables	0.9	5,372,791
Independent Power Producers & Energy Traders	—	168,022
Industrial Conglomerates	0.7	3,958,609
Insurance	1.7	9,803,038
Internet & Catalog Retail	0.2	1,109,437
Internet Software & Services	—	109,612
IT Services	0.1	707,035
Machinery	1.2	7,066,273
Marine	0.9	5,182,943
Media	0.7	3,825,358
Metals & Mining	8.3	46,887,835
Multiline Retail	0.3	1,890,709
Multi-Utilities	0.6	3,581,425
Office Electronics	0.7	4,001,200
Oil, Gas & Consumable Fuels	11.0	61,905,380
Paper & Forest Products	0.7	4,035,398
Pharmaceuticals	3.6	20,682,220
Real Estate	—	3
Real Estate Investment Trusts (REITs)	0.7	3,854,297
Real Estate Management & Development	1.2	6,648,572
Road & Rail	0.1	818,261
Semiconductors & Semiconductor Equipment	0.5	3,116,964
Specialty Retail	0.3	1,934,462
Textiles, Apparel & Luxury Goods	0.7	3,711,076
Tobacco	0.2	1,325,304
Trading Companies & Distributors	1.0	5,954,145
Transportation Infrastructure	0.2	1,102,725
Water Utilities	0.1	284,941
Wireless Telecommunication Services	4.5	25,717,766
Exchange Traded Funds	7.4	42,299,193
Other(1)	12.1	68,895,743

Total		$601,140,434

(1)	Cash & Cash Equivalents.
Investments in Derivatives
At Jan. 31, 2010, $2,768,896 was held in a margin deposit account as collateral to cover initial margin requirements on open stock index futures contracts.
Futures Contracts Outstanding at Jan. 31, 2010

	Number of			Unrealized
	contracts	Notional	Expiration	appreciation
Contract description	long (short)	market value	date	(depreciation)

Dow Jones Euro STOXX 50	624	$23,987,856	March 2010	$(344,308)
Financial Times Stock Exchange 100 Index	127	10,450,633	March 2010	(196,988)

Total				$(541,296)

Notes to Portfolio of Investments
ADR — American Depository Receipt
GDR — Global Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $694,310, representing 0.12% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

BGP Holdings	02-04-09 thru 05-14-09	$—
Reliance Inds GDR	11-03-09 thru 12-03-09	199,314
Samsung Electronics GDR	11-03-09	423,632
Unione di Banche Italiane
Warrants	06-20-06 thru 05-02-08	20,538

(f)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(g)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $689,226,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,444,000
Unrealized depreciation	(113,530,000)

Net unrealized depreciation	$(88,086,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks (a)
Airlines	$—	$3,262,370	$—	$3,262,370
Auto Components	—	3,500,644	—	3,500,644
Automobiles	—	27,835,140	—	27,835,140
Beverages	—	7,978,883	—	7,978,883
Biotechnology	—	345,565	—	345,565
Building Products	—	3,512,916	—	3,512,916
Capital Markets	—	7,302,657	—	7,302,657
Chemicals	100,152	7,787,983	—	7,888,135
Commercial Banks	1,979,582	101,091,577	—	103,071,159
Commercial Services & Supplies	—	1,165,642	—	1,165,642
Communications Equipment	—	1,973,459	—	1,973,459
Computers & Peripherals	—	1,288,156	—	1,288,156
Construction & Engineering	—	1,978,436	—	1,978,436
Construction Materials	458,581	7,852,706	—	8,311,287
Containers & Packaging	—	611,806	—	611,806
Distributors	—	65,483	—	65,483
Diversified Financial Services	—	11,213,084	—	11,213,084
Diversified Telecommunication Services	1,904,923	24,020,715	—	25,925,638
Electric Utilities	760,748	9,366,937	—	10,127,685
Electrical Equipment	—	212,303	—	212,303
Electronic Equipment, Instruments & Components	474,332	6,408,687	—	6,883,019
Energy Equipment & Services	—	2,135,539	—	2,135,539
Food & Staples Retailing	33,360	10,344,998	—	10,378,358
Food Products	41,560	4,311,084	—	4,352,644
Gas Utilities	—	494,884	—	494,884
Health Care Equipment & Supplies	—	757,984	—	757,984
Hotels, Restaurants & Leisure	—	2,322,507	—	2,322,507
Household Durables	88,885	5,283,906	—	5,372,791
Independent Power Producers & Energy Traders	—	168,022	—	168,022
Industrial Conglomerates	—	3,958,609	—	3,958,609
Insurance	—	9,803,038	—	9,803,038
Internet & Catalog Retail	—	1,109,437	—	1,109,437
Internet Software & Services	—	109,612	—	109,612
Machinery	421,344	6,644,929	—	7,066,273
Marine	—	5,182,943	—	5,182,943
Media	—	3,825,358	—	3,825,358
Metals & Mining	2,603,112	44,284,723	—	46,887,835
Multiline Retail	—	1,890,709	—	1,890,709
Multi-Utilities	—	3,581,425	—	3,581,425
Office Electronics	—	4,001,200	—	4,001,200
Oil, Gas & Consumable Fuels	1,684,940	60,220,440	—	61,905,380
Paper & Forest Products	—	4,035,398	—	4,035,398
Pharmaceuticals	141,800	20,540,420	—	20,682,220
Real Estate	—	—	3	3
Real Estate Investment Trusts (REITs)	—	3,854,297	—	3,854,297
Real Estate Management & Development	—	6,648,572	—	6,648,572
Road & Rail	—	818,261	—	818,261
Semiconductors & Semiconductor Equipment	135,385	2,981,579	—	3,116,964
Specialty Retail	—	1,934,462	—	1,934,462
Textiles, Apparel & Luxury Goods	—	3,711,076	—	3,711,076
Tobacco	—	1,325,304	—	1,325,304
Trading Companies & Distributors	—	5,954,145	—	5,954,145
Transportation Infrastructure	—	1,102,725	—	1,102,725
Water Utilities	—	284,941	—	284,941
Wireless Telecommunication Services	1,527,522	24,190,244	—	25,717,766
All Other Industries (b)	885,367	—	—	885,367
Preferred Stocks & Other (a)
Commercial Banks	—	4,180	—	4,180
Electric Utilities	—	111,802	—	111,802

Total Equity Securities	13,241,593	476,703,902	3	489,945,498

Other
Exchange Traded Funds	42,299,193	—	—	42,299,193
Affiliated Money Market Fund (c)	1,682,247	—	—	1,682,247
Investments of Cash Collateral Received for Securities on Loan (d)	67,213,496	—	—	67,213,496

Total Other	111,194,936	—	—	111,194,936

Investments in Securities	124,436,529	476,703,902	3	601,140,434
Other Financial Instruments (e)	—	(541,296)	—	(541,296)

Total	$124,436,529	$476,162,606	$3	$600,599,138

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	All industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common Stocks

Balance as of Oct. 31, 2009	$3
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of Jan. 31, 2010	$3

* Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2010 was $—.

Portfolio of Investments
Threadneedle Asia Pacific Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (85.3%)(c)

Issuer	Shares		Value(a)
Australia (15.5%)
Australia & New Zealand Banking Group	100,949	(g)	$1,931,109
BHP Billiton	105,450	(g)	3,664,467
CSL	26,435		726,326
Macquarie Group	26,043	(g)	1,145,680
Myer Holdings	110,211	(b)	311,871
Newcrest Mining	32,564		903,129
QBE Insurance Group	51,308		1,034,321
Rio Tinto	38,635	(g)	2,309,149
Telstra	298,349		879,799
Westpac Banking	97,272	(g)	2,040,364
Woodside Petroleum	12,282		457,719

Total			15,403,934

China (16.9%)
ANTA Sports Products	331,000		434,598
Bank of China Series H	1,563,000	(g)	747,703
China Construction Bank Series H	1,986,000	(g)	1,517,250
China High Speed Transmission Equipment Group	214,000		424,766
China Life Insurance Series H	339,000	(g)	1,495,072
China Longyuan Power Group Series H	78,000	(b)	96,450
China Natl Building Material Series H	242,000	(g)	399,902
China Pacific Insurance Group Series H	113,800	(b)	423,620
China Petroleum & Chemical Series H	424,000		329,871
China Shenhua Energy Series H	364,000		1,551,598
China Telecom Series H	192,000		78,882
China Yurun Food Group	251,000		703,353
CNOOC	365,000		511,797
Dongfang Electric Series H	68,800		339,123
Dongfeng Motor Group	284,000	(g)	369,020
Industrial & Commercial Bank of China Series H	1,523,000	(g)	1,109,258
New Oriental Education & Technology Group ADR	10,168	(b)	691,424
PetroChina Series H	1,132,000		1,264,303
Ping An Insurance Group of China Series H	92,000		713,079
Sany Heavy Equipment Intl Holdings	451,000	(b)	467,637
Tencent Holdings	48,200		893,604
Tingyi (Cayman Islands) Holding	174,000		375,771
Want Want China Holdings	845,000		539,640
Zhuzhou CSR Times Electric Series H	339,000		618,390
ZTE Series H	125,400		731,586

Total			16,827,697

Hong Kong (14.3%)
AAC Acoustic Technologies Holdings	290,000		476,695
Agile Property Holdings	512,000		637,585
BOC Hong Kong Holdings	550,000		1,143,134
Cheung Kong Holdings	34,000		400,080
China Mobile	150,500		1,413,971
China Overseas Land & Investment	162,000	(g)	287,724
China Resources Cement Holdings	504,000	(b)	213,581

Issuer	Shares		Value(a)
China Resources Land	212,000		380,931
Digital China Holdings	584,000		919,255
Esprit Holdings	84,074		592,277
Hengan Intl Group	85,500		570,516
Hong Kong Exchanges and Clearing	55,600		937,568
Li & Fung	376,000		1,713,659
MTR	109,000	(g)	353,315
New World Development	214,000		349,259
Ports Design	223,500		598,485
Shanghai Industrial Holdings	104,000		482,641
Sino Land	420,000		690,980
Skyworth Digital Holdings	338,000		324,914
Sun Hung Kai Properties	76,000		972,743
Wharf Holdings	153,000		755,099

Total			14,214,412

India (1.2%)
Larsen & Toubro GDR	7,505		231,449
Reliance Inds GDR	8,444	(e,f)	381,479
State Bank of India GDR	6,405		571,734

Total			1,184,662

Indonesia (4.0%)
Bank Mandiri	1,979,500		981,357
Bank Rakyat Indonesia	696,000		564,613
Bumi Resources	2,332,000		609,335
Perusahaan Gas Negara	2,272,000		910,417
PT Astra Intl	230,500		881,652

Total			3,947,374

Malaysia (1.6%)
CIMB Group Holdings	228,100		845,286
Genting Group	352,700		725,931

Total			1,571,217

Singapore (3.8%)
City Developments	41,000	(g)	310,796
DBS Group Holdings	81,000		816,298
Keppel	89,000		525,992
Singapore Airlines	43,000		420,779
United Overseas Bank	68,000		871,860
Wilmar Intl	188,000	(g)	877,301

Total			3,823,026

South Korea (13.7%)
AmorePacific	745		519,588
Hyundai Department Store	6,123		533,818
Hyundai Engineering & Construction	7,700		425,596
Hyundai Mobis	6,332		802,461
Hyundai Motor	10,923		1,055,038
KB Financial Group	16,539	(b)	713,001
LG Chem	4,838		829,784
LG Electronics	8,024		748,740
LG Household & Health Care	4,069		995,003
NHN	2,752	(b)	408,441
POSCO	3,097		1,413,100
Samsung Electronics	5,178		3,480,203
Samsung Engineering	6,272		609,564
Samsung Techwin	3,865		251,727
Shinhan Financial Group	24,460	(b)	854,332

Issuer	Shares		Value(a)
Total			13,640,396

Taiwan (11.6%)
Acer	196,000		545,955
Advanced Semiconductor Engineering	557,000		437,717
AU Optronics	751,960		825,994
Cathay Financial Holding	405,000	(b)	683,028
Chinatrust Financial Holding	850,427		463,026
Compal Electronics	599,745		831,589
Far Eastern New Century	447,660		489,330
Fubon Financial Holding	692,000	(b)	805,130
Hon Hai Precision Industry	551,000		2,296,374
MediaTek	65,006		1,048,959
Siliconware Precision Inds	273,000		357,731
Synnex Technology Intl	219,000		447,979
Taiwan Semiconductor Mfg	895,000		1,699,233
Yuanta Financial Holding	1,017,000		645,241

Total			11,577,286

Thailand (1.7%)
Bangkok Bank	157,300		533,346
Banpu Public	43,100		690,185
Siam Commercial Bank	211,100		505,211

Total			1,728,742

United Kingdom (1.0%)
Standard Chartered	43,029		990,994

Total Common Stocks (Cost: $86,060,433)			$84,909,740

Equity-Linked Notes (1.7%)(h)

Issuer	Shares		Value(a)
United States
Bharat Heavy Electrical Participatory Notes	11,714		$610,721
Jaiprakash Associates Participatory Notes	188,455		560,419
Maruti Suzuki India Participatory Notes	17,503		525,103

Total Equity-Linked Notes (Cost: $1,813,637)			$1,696,243

Exchange Traded Funds (3.6%)

Issuer	Shares		Value(a)
Singapore (2.6%)
iShares MSCI India Fund	384,800	(b)	$2,501,200

United States (1.0%)
iShares MSCI Taiwan Index Fund	86,491		1,043,946

Total Exchange Traded Funds
(Cost: $3,437,557)			$3,545,146

Other (2.5%)

Issuer	Shares		Value(a)
United States iPath MSCI India Index Nts	43,063	(b)	$2,531,674

Total Other (Cost: $2,684,739)			$2,531,674

Issuer	Shares		Value(a)
Money Market Fund (6.9%)
RiverSource Short-Term Cash Fund, 0.16%	6,866,356	(d)	$6,866,356

Total Money Market Fund (Cost: $6,866,356)			$6,866,356

Investments of Cash Collateral Received for Securities on Loan (9.9%)

	Shares		Value(a)
JPMorgan Prime Money Market Fund	9,830,727		$9,830,727

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $9,830,727)			$9,830,727

Total Investments in Securities (Cost: $110,693,449)(i)			$109,379,886

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Contracts Open at Jan. 31, 2010

	Currency to be	Currency to	Unrealized	Unrealized
Exchange date	delivered	be received	appreciation	depreciation

Feb. 3, 2010	197,793	1,857,276,191	$952	$—
	U.S. Dollar	Indonesian Rupiah
Notes to Portfolio of Investments
ADR — American Depository Receipt
GDR — Global Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(e)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at Jan. 31, 2010 was $381,479, representing 0.38% of net assets. Information concerning such security holdings at Jan. 31, 2010 is as follows:

	Acquisition
Security	dates	Cost

Reliance Inds GDR	10-07-09 thru 01-04-10	$390,597

(f)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2010, the value of these securities amounted to $381,479 or 0.38% of net assets.

(g)	At Jan. 31, 2010, security was partially or fully on loan.

(h)	Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.

(i)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $110,693,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,491,000
Unrealized depreciation	(3,804,000)

Net unrealized depreciation	$(1,313,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Airlines	$—	$420,779	$—	$420,779
Auto Components	—	802,461	—	802,461
Automobiles	—	2,305,710	—	2,305,710
Biotechnology	—	726,326	—	726,326
Capital Markets	—	1,790,920	—	1,790,920
Chemicals	—	829,784	—	829,784
Commercial Banks	—	17,199,876	—	17,199,876
Communications Equipment	—	1,208,281	—	1,208,281
Computers & Peripherals	—	1,377,544	—	1,377,544
Construction & Engineering	—	1,266,609	—	1,266,609
Construction Materials	—	613,483	—	613,483
Distributors	—	1,713,659	—	1,713,659
Diversified Financial Services	—	1,742,698	—	1,742,698
Diversified Telecommunication Services	—	958,681	—	958,681
Electrical Equipment	—	1,382,280	—	1,382,280
Electronic Equipment, Instruments & Components	—	4,489,602	—	4,489,602
Food Products	—	2,496,065	—	2,496,065
Gas Utilities	—	910,417	—	910,417
Hotels, Restaurants & Leisure	—	725,931	—	725,931
Household Durables	—	1,073,654	—	1,073,654
Household Products	—	995,003	—	995,003
Independent Power Producers & Energy Traders	—	96,450	—	96,450
Industrial Conglomerates	—	1,749,690	—	1,749,690
Insurance	—	4,349,120	—	4,349,120
Internet Software & Services	—	1,302,045	—	1,302,045
Machinery	—	467,637	—	467,637
Metals & Mining	—	8,289,845	—	8,289,845
Multiline Retail	—	845,689	—	845,689
Oil, Gas & Consumable Fuels	—	5,796,287	—	5,796,287
Personal Products	—	1,090,104	—	1,090,104
Real Estate Management & Development	—	4,785,197	—	4,785,197
Road & Rail	—	353,315	—	353,315
Semiconductors & Semiconductor Equipment	—	7,023,843	—	7,023,843
Specialty Retail	—	592,277	—	592,277
Textiles, Apparel & Luxury Goods	—	1,033,083	—	1,033,083
Wireless Telecommunication Services	—	1,413,971	—	1,413,971
All Other Industries(b)	691,424	—	—	691,424

Total Equity Securities	691,424	84,218,316	—	84,909,740

Other
Equity-Linked Notes	—	1,696,243	—	1,696,243
Exchange Traded Funds	1,043,946	2,501,200	—	3,545,146
Other	2,531,674	—	—	2,531,674
Affiliated Money Market Fund(c)	6,866,356	—	—	6,866,356
Investments of Cash Collateral Received for Securities on Loan(d)	9,830,727	—	—	9,830,727

Total Other	20,272,703	4,197,443	—	24,470,146

Investments in Securities	20,964,127	88,415,759	—	109,379,886
Other Financial Instruments(e)	—	952	—	952

Total	$20,964,127	$88,416,711	$—	$109,380,838

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Industry classifications are identified in the Portfolio of Investments.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(d)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

(e)	Other Financial Instruments are derivative instruments, which are valued at the unrealized appreciation (depreciation) on the instrument. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Threadneedle European Equity Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.3%)(c)

Issuer	Shares		Value(a)
Australia (0.5%)
Centamin Egypt	219,999	(b)	$375,489

Belgium (3.6%)
Anheuser-Busch InBev	22,527		1,123,980
Colruyt	5,057	(d)	1,231,451
Fortis	66,994	(b)	235,805

Total			2,591,236

Bermuda (1.1%)
SeaDrill	33,400	(d)	758,205

Finland (0.8%)
Outotec	17,059	(d)	572,115

France (11.3%)
ALSTOM	12,563		838,710
BNP Paribas	18,343		1,310,178
Legrand	20,655		595,908
LVMH Moet Hennessy Louis Vuitton	11,471		1,249,642
PPR	4,679		570,505
Publicis Groupe	17,615	(d)	724,546
Sanofi-Aventis	28,638		2,117,314
Société Générale	11,818		683,658

Total			8,090,461

Germany (11.8%)
Aixtron	21,673		649,217
Continental	8,937	(b)	488,659
Daimler	31,468		1,447,468
Fresenius Medical Care & Co	32,895	(d)	1,666,871
Linde	10,414		1,143,172
Rhon-Klinikum	21,382		523,474
SAP	18,347		836,003
Siemens	13,632	(d)	1,212,926
ThyssenKrupp	17,110	(d)	543,678

Total			8,511,468

Ireland (0.8%)
C&C Group	147,602		594,699

Luxembourg (1.1%)
ArcelorMittal	20,597		797,253

Issuer	Shares		Value(a)
Netherlands (7.2%)
Akzo Nobel	11,550		687,435
ASML Holding	23,618		741,644
Delta Lloyd	31,839	(b)	770,656
ING Groep	147,093	(b)	1,377,273
Koninklijke (Royal) KPN	44,325		733,850
Koninklijke Vopak	11,176	(b)	836,989

Total			5,147,847

Norway (1.2%)
DNB NOR	77,288	(b)	873,144

Portugal (0.7%)
Jeronimo Martins	54,644		524,231

Spain (2.4%)
Inditex	9,723		611,940
Telefonica	45,959		1,100,813

Total			1,712,753

Sweden (2.2%)
Atlas Copco Series A	59,626		808,668
Swedish Match	37,215		779,566

Total			1,588,234

Switzerland (16.9%)
Adecco	12,524		674,931
Credit Suisse Group	39,151		1,693,880
Nestlé	68,010		3,224,399
Roche Holding	13,993		2,348,062
Sika	578		886,062
Swatch Group	19,705		991,162
Syngenta	3,178		813,429
Temenos Group	23,023	(b,d)	613,033
Xstrata	57,278	(b)	929,297

Total			12,174,255

Turkey (0.8%)
BIM Birlesik Magazalar	12,333		559,824

United Kingdom (36.9%)
Admiral Group	72,303		1,301,664
Aggreko	75,790		1,088,918
ARM Holdings	249,275		761,681
Barclays	121,338		518,535
BG Group	132,888		2,442,681
BP	273,772		2,553,985
British American Tobacco	34,903		1,153,568
Burberry Group	144,441		1,409,793
Cairn Energy	139,780	(b)	720,370
Carnival	17,726	(b)	637,202
HSBC Holdings	65,768		703,995
IG Group Holdings	88,011		565,512
Invensys	115,778		566,084

Issuer	Shares		Value(a)
Kingfisher	166,247		559,927
Legal & General Group	455,086		546,594
Lonmin	28,593	(b)	817,830
Next	22,507		701,747
Reckitt Benckiser Group	37,027		1,919,230
Rio Tinto	41,422		2,019,695
Standard Chartered	88,098		2,028,970
Tesco	171,478		1,160,388
Tullow Oil	94,063		1,722,729
Whitbread	28,234		631,288

Total			26,532,386

Total Common Stocks (Cost: $64,791,506)			$71,403,600

Money Market Fund (0.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	360,966	(e)	$360,966

Total Money Market Fund (Cost: $360,966)			$360,966

Investments of Cash Collateral Received for Securities on Loan (8.0%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	5,785,924		$5,785,924

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $5,785,924)			$5,785,924

Total Investments in Securities (Cost: $70,938,396)(f)			$77,550,490

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Auto Components	0.7%	$488,659
Automobiles	2.0	1,447,468
Beverages	2.4	1,718,679
Capital Markets	2.4	1,693,880
Chemicals	4.9	3,530,098
Commercial Banks	8.5	6,118,480
Commercial Services & Supplies	1.5	1,088,918
Construction & Engineering	0.8	572,115
Diversified Financial Services	2.7	1,942,785
Diversified Telecommunication Services	2.6	1,834,663
Electrical Equipment	2.0	1,434,618
Energy Equipment & Services	1.1	758,205
Food & Staples Retailing	4.8	3,475,894
Food Products	4.5	3,224,399
Health Care Providers & Services	3.0	2,190,345
Hotels, Restaurants & Leisure	1.8	1,268,490
Household Products	2.7	1,919,230
Industrial Conglomerates	1.7	1,212,926
Insurance	4.0	2,854,719
Machinery	1.9	1,374,752
Media	1.0	724,546
Metals & Mining	7.6	5,483,242
Multiline Retail	1.8	1,272,252
Oil, Gas & Consumable Fuels	10.3	7,439,765
Pharmaceuticals	6.2	4,465,376
Professional Services	0.9	674,931
Semiconductors & Semiconductor Equipment	3.0	2,152,542
Software	2.0	1,449,036
Specialty Retail	1.6	1,171,867
Textiles, Apparel & Luxury Goods	5.1	3,650,597
Tobacco	2.7	1,933,134
Transportation Infrastructure	1.2	836,989
Other(1)	8.5	6,146,890

Total		$77,550,490

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $70,938,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$8,052,000
Unrealized depreciation	(1,440,000)

Net unrealized appreciation	$6,612,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Auto Components	$—	$488,659	$—	$488,659
Automobiles	—	1,447,468	—	1,447,468
Beverages	—	1,718,679	—	1,718,679
Capital Markets	—	1,693,880	—	1,693,880
Chemicals	—	3,530,098	—	3,530,098
Commercial Banks	—	6,118,480	—	6,118,480
Commercial Services & Supplies	—	1,088,918	—	1,088,918
Construction & Engineering	—	572,115	—	572,115
Diversified Financial Services	—	1,942,785	—	1,942,785
Diversified Telecommunication Services	—	1,834,663	—	1,834,663
Electrical Equipment	—	1,434,618	—	1,434,618
Energy Equipment & Services	—	758,205	—	758,205
Food & Staples Retailing	—	3,475,894	—	3,475,894
Food Products	—	3,224,399	—	3,224,399
Health Care Providers & Services	—	2,190,345	—	2,190,345
Hotels, Restaurants & Leisure	—	1,268,490	—	1,268,490
Household Products	—	1,919,230	—	1,919,230
Industrial Conglomerates	—	1,212,926	—	1,212,926
Insurance	—	2,854,719	—	2,854,719
Machinery	—	1,374,752	—	1,374,752
Media	—	724,546	—	724,546
Metals & Mining	—	5,483,242	—	5,483,242
Multiline Retail	—	1,272,252	—	1,272,252
Oil, Gas & Consumable Fuels	—	7,439,765	—	7,439,765
Pharmaceuticals	—	4,465,376	—	4,465,376
Professional Services	—	674,931	—	674,931
Semiconductors & Semiconductor Equipment	—	2,152,542	—	2,152,542
Software	—	1,449,036	—	1,449,036
Specialty Retail	—	1,171,867	—	1,171,867
Textiles, Apparel & Luxury Goods	—	3,650,597	—	3,650,597
Tobacco	—	1,933,134	—	1,933,134
Transportation Infrastructure	—	836,989	—	836,989

Total Equity Securities	—	71,403,600	—	71,403,600

Other
Affiliated Money Market Fund(b)	360,966	—	—	360,966
Investments of Cash Collateral Received for Securities on Loan(c)	5,785,924	—	—	5,785,924

Total Other	6,146,890	—	—	6,146,890

Total	$6,146,890	$71,403,600	$—	$77,550,490

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Portfolio of Investments
Threadneedle International Opportunity Fund
Jan. 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (98.0%)(c)

Issuer	Shares		Value(a)
Australia (4.7%)
Australia & New Zealand Banking Group	167,834		$3,210,588
BHP Billiton	98,051		3,407,346
CSL	103,192		2,835,295
Macquarie Group	53,304		2,344,942
Newcrest Mining	85,515		2,371,672
QBE Insurance Group	115,812		2,334,661
Rio Tinto	35,821	(d)	2,140,961

Total			18,645,465

Belgium (2.4%)
Anheuser-Busch InBev	80,895		4,036,240
Colruyt	19,115	(d)	4,654,769
Fortis	252,632	(b)	889,211

Total			9,580,220

Brazil (2.1%)
Itaú Unibanco Holding ADR	133,005		2,548,376
Lojas Renner	113,600		2,157,471
OGX Petroleo e Gas Participacoes	121,000		1,073,001
Vale ADR	111,499		2,517,647

Total			8,296,495

Canada (1.4%)
Canadian Pacific Railway	52,000		2,455,298
Suncor Energy	100,000		3,157,796

Total			5,613,094

China (2.3%)
China Life Insurance Series H	463,000		2,041,942
China Natl Building Material Series H	880,000		1,454,187
China Shenhua Energy Series H	417,000		1,777,518
Industrial & Commercial Bank of China Series H	5,011,000		3,649,699

Total			8,923,346

France (8.9%)
Air Liquide	36,147		3,833,324
ALSTOM	59,258		3,956,084
BNP Paribas	67,937		4,852,510
Legrand	72,509		2,091,925
LVMH Moet Hennessy Louis Vuitton	44,354		4,831,891
PPR	16,606		2,024,750
Publicis Groupe	65,603		2,698,406
Sanofi-Aventis	105,462		7,797,198
Société Générale	55,779		3,226,750

Total			35,312,838

Issuer	Shares		Value(a)
Germany (6.8%)
Daimler	115,958		5,333,848
Fresenius Medical Care & Co	134,408	(d)	6,810,786
Linde	38,280		4,202,096
SAP	77,829		3,546,372
Siemens	50,017	(d)	4,450,331
ThyssenKrupp	74,694	(d)	2,373,435

Total			26,716,868

Hong Kong (3.5%)
China Overseas Land & Investment	2,239,120	(d)	3,976,842
Hong Kong Exchanges and Clearing	190,700	(d)	3,215,724
Li & Fung	1,093,600		4,984,196
Sun Hung Kai Properties	143,000		1,830,295

Total			14,007,057

Indonesia (0.5%)
Bank Mandiri	4,176,500		2,070,542

Ireland (0.6%)
C&C Group	608,135		2,450,220

Israel (0.8%)
Teva Pharmaceutical Inds ADR	57,601		3,267,129

Japan (15.5%)
AMADA	45,000		300,606
Asahi Breweries	57,300		1,111,707
Asahi Kasei	36,000		178,948
Bank of Kyoto	68,000		562,209
Bridgestone	18,000		286,881
Canon	47,700		1,864,604
CAPCOM	35,300		584,696
Central Japan Railway	83		610,026
Daiichi Sankyo	37,800		785,606
DENSO	21,100		619,942
Doutor Nichires Holdings	25,500		321,948
East Japan Railway	17,400		1,168,264
Fast Retailing	3,000		499,769
FUJIFILM Holdings	9,800		313,898
Fujitsu	118,000		719,708
GOLDCREST	21,390	(d)	595,317
Gunma Bank	105,000		541,368
Hisamitsu Pharmaceutical	5,300		191,425
Honda Motor	51,000		1,728,441
Hoya	34,400		917,251
INPEX	25		182,944
Jafco	12,300		301,738
JFE Holdings	17,800		618,952
JTEKT	38,600		436,028
KDDI	59		311,021
Kirin Holdings	25,000		381,099
Komatsu	55,100		1,108,824
Kurita Water Inds	9,700		300,376
Kyocera	4,300		389,199
Lawson	18,800		851,990
Makita	27,800		932,800
Mazda Motor	79,000	(b)	214,319
Mitsubishi	36,500		882,663

Issuer	Shares		Value(a)
Mitsubishi Electric	108,000	(b)	841,720
Mitsubishi Estate	67,000		1,084,745
Mitsubishi UFJ Financial Group	363,300		1,869,672
Mitsui & Co	50,900		748,702
Mitsui Fudosan	25,000	(d)	420,478
Mizuho Financial Group	351,800		678,965
Mizuno	15,000	(d)	71,521
Murata Mfg	8,300		455,382
NHK Spring	22,000	(d)	191,235
Nidec	13,300		1,303,719
Nidec Sankyo	36,000	(d)	314,790
Nikon	8,700		178,489
Nintendo	5,100		1,421,970
Nippon Electric Glass	22,000		309,501
Nippon Mining Holdings	53,000		228,242
Nippon Sheet Glass	113,000		291,888
Nippon Steel	151,000		547,564
Nippon Telegraph & Telephone	24,000		1,010,073
Nippon Yusen Kabushiki Kaisha	115,000		397,060
Nissan Motor	122,600	(b)	996,649
Nomura Holdings	158,200		1,182,814
NTT DoCoMo	452		676,640
Oriental Land	4,500		309,029
ORIX	6,810		509,831
Osaka Gas	260,000		915,410
Pacific Golf Group Intl Holdings	496		351,303
Panasonic	63,900		998,450
Rohm	9,000		606,461
Santen Pharmaceutical	10,400		327,347
Sanwa Holdings	70,000		190,341
Seven & I Holdings	29,000		633,878
Sharp	30,000		358,219
Shin-Etsu Chemical	22,400		1,171,591
Shinko Plantech	34,900		373,522
Shionogi & Co	37,700		776,982
Shiseido	30,500		624,687
Shizuoka Bank	37,000		319,144
Showa Denko	159,000		325,351
SMC	2,700	(d)	325,934
SoftBank	15,900		404,292
Sony	40,000		1,334,141
Stanley Electric	29,700		565,971
Sumitomo	70,900		798,180
Sumitomo Heavy Inds	118,000	(b)	601,694
Sumitomo Metal Inds	187,000		514,651
Sumitomo Mitsui Financial Group	34,000	(d)	1,097,483
T&D Holdings	13,050		269,559
Taisho Pharmaceutical	35,000		609,878
Taiyo Nippon Sanso	31,000		305,010
Tokio Marine Holdings	36,700		986,855
Tokyo Electric Power	40,400		1,088,361
Tokyo Electron	9,000		546,762
Tokyo Gas	175,000		708,749
Tokyo Tatemono	151,000		597,549
Toshiba	104,000	(b)	568,270
Toyoda Gosei	12,100		333,199
Toyota Motor	83,300		3,204,188
Trend Micro	5,400		201,296
Ushio	17,400		294,327
Yahoo! Japan	976		369,288

Issuer	Shares		Value(a)
Yamada Denki	4,530		291,290

Total			60,844,859

Luxembourg (0.7%)
ArcelorMittal	70,611		2,733,157

Mexico (0.9%)
Grupo Modelo Series C	293,400	(b)	1,448,664
Wal-Mart de Mexico Series V	450,200	(d)	1,996,963

Total			3,445,627

Netherlands (3.1%)
Akzo Nobel	44,100		2,624,750
ASML Holding	76,340		2,397,201
ING Groep	515,915	(b)	4,830,655
Koninklijke (Royal) KPN	156,518		2,591,330

Total			12,443,936

Norway (0.8%)
DNB NOR	283,066	(b)	3,197,874

Portugal (0.7%)
Jeronimo Martins	301,572	(d)	2,893,154

Singapore (0.7%)
DBS Group Holdings	292,500		2,947,743

South Korea (1.3%)
Samsung Electronics	4,434		2,980,151
Shinhan Financial Group	64,591	(b)	2,256,018

Total			5,236,169

Spain (2.3%)
Inditex	66,919		4,211,706
Telefonica	202,863		4,858,989

Total			9,070,695

Sweden (0.9%)
Atlas Copco Series A	262,466	(d)	3,559,651

Switzerland (9.5%)
Adecco	44,426		2,394,161
Credit Suisse Group	130,510		5,646,554
Nestlé	236,045		11,191,051
Roche Holding	54,370		9,123,429
Swatch Group	52,906		2,661,172
Syngenta	11,561		2,959,110
Xstrata	191,618	(b)	3,108,872

Total			37,084,349

Issuer	Shares		Value(a)
Taiwan (1.9%)
Hon Hai Precision Industry	896,310		3,735,504
MediaTek	123,000		1,984,769
Taiwan Semiconductor Mfg	1,015,049		1,927,158

Total			7,647,431

United Kingdom (25.7%)
Admiral Group	271,080		4,880,226
Aggreko	282,609		4,060,406
ARM Holdings	616,161		1,882,732
Barclays	447,526		1,912,491
BG Group	629,761		11,575,951
BP	955,143		8,910,407
British American Tobacco	166,744		5,511,006
Burberry Group	512,808		5,005,182
Carnival	68,523	(b)	2,463,217
HSBC Holdings	231,172		2,474,516
Invensys	571,164		2,792,645
Kingfisher	720,674		2,427,260
Legal & General Group	2,550,781		3,063,689
Lonmin	91,233	(b)	2,609,488
Next	89,224		2,781,919
Reckitt Benckiser Group	144,825		7,506,750
Rio Tinto	153,636		7,491,139
Standard Chartered	315,754		7,272,076
Tesco	748,527		5,065,268
Tullow Oil	345,638		6,330,233
Whitbread	129,379		2,892,804
Wm Morrison Supermarkets	460,868		2,120,075

Total			101,029,480

Total Common Stocks (Cost: $354,299,535)			$387,017,399

Money Market Fund (1.1%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.16%	4,510,596	(e)	$4,510,596

Total Money Market Fund (Cost: $4,510,596)			$4,510,596

Investments of Cash Collateral Received for Securities on Loan (4.2%)

	Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	16,630,114		$16,630,114

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $16,630,114)			$16,630,114

Total Investments in Securities (Cost: $375,440,245)(f)			$408,158,109

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2010:

	Percentage of net
Industry	assets	Value(a)
Auto Components	0.5%	$1,997,228
Automobiles	2.9	11,477,445
Beverages	2.4	9,427,930
Biotechnology	0.7	2,835,295
Building Products	0.1	482,229
Capital Markets	2.4	9,476,048
Chemicals	3.9	15,600,180
Commercial Banks	11.2	44,688,024
Commercial Services & Supplies	1.0	4,060,406
Computers & Peripherals	0.3	1,287,978
Construction Materials	0.4	1,454,187
Consumer Finance	0.1	509,831
Distributors	1.3	4,984,196
Diversified Financial Services	2.0	8,046,379
Diversified Telecommunication Services	2.1	8,460,392
Electric Utilities	0.3	1,088,361
Electrical Equipment	1.8	7,184,056
Electronic Equipment, Instruments & Components	2.0	7,739,244
Energy Equipment & Services	0.1	373,522
Food & Staples Retailing	4.6	18,216,097
Food Products	2.8	11,191,051
Gas Utilities	0.4	1,624,159
Health Care Providers & Services	1.7	6,810,786
Hotels, Restaurants & Leisure	1.6	6,338,301
Household Durables	1.1	4,218,926
Household Products	1.9	7,506,750
Industrial Conglomerates	1.1	4,450,331
Insurance	3.7	14,466,143
Internet Software & Services	0.1	369,288
Leisure Equipment & Products	0.1	250,010
Machinery	2.4	9,425,758
Marine	0.1	397,060
Media	0.7	2,698,406
Metals & Mining	7.7	30,434,884
Multiline Retail	1.8	6,964,140
Office Electronics	0.5	1,864,604
Oil, Gas & Consumable Fuels	8.4	33,236,093
Personal Products	0.2	624,687
Pharmaceuticals	5.8	22,878,994
Professional Services	0.6	2,394,161
Real Estate Management & Development	2.0	7,909,909
Road & Rail	1.1	4,233,588
Semiconductors & Semiconductor Equipment	3.1	12,325,234
Software	1.5	5,754,334
Specialty Retail	1.9	7,430,025
Textiles, Apparel & Luxury Goods	3.2	12,498,245
Tobacco	1.4	5,511,006
Trading Companies & Distributors	0.6	2,429,545
Wireless Telecommunication Services	0.4	1,391,953
Other(1)	5.3	21,140,710

Total		$408,158,109

(1)	Cash & Cash Equivalents.
Notes to Portfolio of Investments
ADR — American Depository Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At Jan. 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Jan. 31, 2010.

(f)	At Jan. 31, 2010, the cost of securities for federal income tax purposes was approximately $375,440,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$48,382,000
Unrealized depreciation	(15,664,000)

Net unrealized appreciation	$32,718,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
     Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements – Valuation of securities in the most recent Annual Report dated Oct. 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2010:

	Fair value at Jan. 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Equity Securities
Common Stocks(a)
Auto Components	$—	$1,997,228	$—	$1,997,228
Automobiles	—	11,477,445	—	11,477,445
Beverages	—	9,427,930	—	9,427,930
Biotechnology	—	2,835,295	—	2,835,295
Building Products	—	482,229	—	482,229
Capital Markets	—	9,476,048	—	9,476,048
Chemicals	—	15,600,180	—	15,600,180
Commercial Banks	2,548,376	42,139,648	—	44,688,024
Commercial Services & Supplies	—	4,060,406	—	4,060,406
Computers & Peripherals	—	1,287,978	—	1,287,978
Construction Materials	—	1,454,187	—	1,454,187
Consumer Finance	—	509,831	—	509,831
Distributors	—	4,984,196	—	4,984,196
Diversified Financial Services	—	8,046,379	—	8,046,379
Diversified Telecommunication Services	—	8,460,392	—	8,460,392
Electric Utilities	—	1,088,361	—	1,088,361
Electrical Equipment	294,327	6,889,729	—	7,184,056
Electronic Equipment, Instruments & Components	—	7,739,244	—	7,739,244
Energy Equipment & Services	—	373,522	—	373,522
Food & Staples Retailing	—	18,216,097	—	18,216,097
Food Products	—	11,191,051	—	11,191,051
Gas Utilities	—	1,624,159	—	1,624,159
Health Care Providers & Services	—	6,810,786	—	6,810,786
Hotels, Restaurants & Leisure	—	6,338,301	—	6,338,301
Household Durables	—	4,218,926	—	4,218,926
Household Products	—	7,506,750	—	7,506,750
Industrial Conglomerates	—	4,450,331	—	4,450,331
Insurance	—	14,466,143	—	14,466,143
Internet Software & Services	—	369,288	—	369,288
Leisure Equipment & Products	—	250,010	—	250,010
Machinery	—	9,425,758	—	9,425,758
Marine	—	397,060	—	397,060
Media	—	2,698,406	—	2,698,406
Metals & Mining	2,517,647	27,917,237	—	30,434,884
Multiline Retail	—	6,964,140	—	6,964,140
Office Electronics	—	1,864,604	—	1,864,604
Oil, Gas & Consumable Fuels	3,157,796	30,078,297	—	33,236,093
Personal Products	—	624,687	—	624,687
Pharmaceuticals	3,267,129	19,611,865	—	22,878,994
Professional Services	—	2,394,161	—	2,394,161
Real Estate Management & Development	—	7,909,909	—	7,909,909
Road & Rail	2,455,298	1,778,290	—	4,233,588
Semiconductors & Semiconductor Equipment	—	12,325,234	—	12,325,234
Software	—	5,754,334	—	5,754,334
Specialty Retail	—	7,430,025	—	7,430,025
Textiles, Apparel & Luxury Goods	—	12,498,245	—	12,498,245
Tobacco	—	5,511,006	—	5,511,006
Trading Companies & Distributors	—	2,429,545	—	2,429,545
Wireless Telecommunication Services	—	1,391,953	—	1,391,953

Total Equity Securities	14,240,573	372,776,826	—	387,017,399

Other
Affiliated Money Market Fund (b)	4,510,596	—	—	4,510,596
Investments of Cash Collateral Received for Securities on Loan (c)	16,630,114	—	—	16,630,114

Total Other	21,140,710	—	—	21,140,710

Total	$35,381,283	$372,776,826	$—	$408,158,109

(a)	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment securities were classified as Level 2 instead of Level 1.

(b)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2010.

(c)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                               RiverSource International Series, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	March 31, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date	March 31, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	March 31, 2010